Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ 9,528	$ (802,290)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	204,385	200,311
Share-based compensation	127,500	858,750
Realized losses on the sale of trading securities	2,247	0
Unrealized losses on trading securities	35	6,017
Changes in operating assets and liabilities:
Accounts receivable	(40,857)	(61,638)
Inventories	(15,821)	593,835
Prepaid expenses and other current assets	157,813	133,679
Other assets	(4,484)	0
Accounts payable and accrued expenses	(113,280)	(43,774)
Net cash provided by operating activities	327,066	884,890
Cash flows from investing activities:
Proceeds from sale of trading securities	4,238	0
Purchase of trading securities	0	(389)
Investment in certificate of deposit	0	(500,000)
Purchase of property and equipment	(217,744)	(93,182)
Net cash used in investing activities	(213,506)	(593,571)
Cash flows from financing activities:
Advance repaid to officer	0	(120,000)
Bank overdrafts	155,109	0
Net borrowings (repayments) under lines of credit agreements and short-term notes	(25,000)	119,199
Principal payments on debt	(237,398)	(263,455)
Net cash used in financing activities	(107,289)	(264,256)
Net increase in cash and cash equivalents from continuing operations	6,271	27,063
Cash and cash equivalents at beginning of period	24,672	27,086
Cash and cash equivalents at end of period	30,943	54,149
Supplemental schedule of cash flow information:
Interest paid	75,534	85,265
Taxes paid	36,000	0
Non-cash investing and financing transactions:
Dividends declared and unpaid	120,000	120,000
Financing of prepaid insurance	244,970	250,753
Fixed assets placed in service reclassified from other assets	48,009	0
Issuance of common stock to convert promissory note due to American International Industries, Inc.	0	872,352
Forgiveness of accounts payable to shareholder as contribution of capital	0	42,131
Accounts payable and dividends payable assumed in reverse merger transaction	0	709,552
Short-term debt assumed in reverse merger transaction	$ 0	$ 802,063